4. ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
4. Accrued Expenses

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2013	2012
Salaries	$18,750	$16,000
Reimbursable expenses	196	27,334
Consulting fees	18,574	5,698
Royalty fees	35,000	20,000
Investment banking fees	45,000	–
Interest expense - convertible note	17,497	247
Totals	$135,017	$69,279